Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade receivables	£ 2,763	£ 3,369
Loans and other receivables	696	629
Prepayments and accrued income	504	343
Net trade and other receivables per balance sheet	3,963	4,341
Trade and other receivables, Current	3,721	4,093
Trade and other receivables, Non-current	£ 242	£ 248